ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE (Details)							6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Yandex.Money USD ($)	Dec. 31, 2012 Yandex.Money RUB	Dec. 31, 2011 Yandex.Money RUB	Jun. 30, 2013 Yandex.Money Forecast USD ($)	Jun. 30, 2013 Yandex.Money Forecast RUB
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Percentage of interest in the charter capital sold							75.00%	75.00%
Amount of interest excluded from the percentage of interest sold in the charter capital								1
Consideration for sale of interest							60,000,000	1,822,000,000
Percentage of blocking interest held by parent							25.00%	25.00%
Amount of blocking interest in addition to ownership percentage								1
Assets held for sale
Cash and cash equivalents				38,300,000	1,164,000,000	392,000,000
Term deposits				4,900,000	150,000,000	490,000,000
Funds receivable, net				6,300,000	190,000,000	168,000,000
Goodwill				12,400,000	378,000,000	378,000,000
Other				4,700,000	142,000,000	120,000,000
Total assets held for sale	66,600,000	2,024,000,000	1,656,000,000	66,600,000	2,024,000,000	1,548,000,000
Liabilities related to assets held for sale
Funds payable and amounts due to customers				52,500,000	1,596,000,000	1,174,000,000
Other				800,000	23,000,000	22,000,000
Total liabilities related to assets held for sale	53,300,000	1,619,000,000	1,196,000,000	53,300,000	1,619,000,000	1,196,000,000
Server equipment held for sale			108,000,000